UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                     (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

ISM Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 38.11%
Guggenheim Solar	22,731	$419,614
iShares Dow Jones Transportation Average Index Fund	9,653	1,029,686
iShares Morningstar Small Value Index Fund	10,407	1,031,776
iShares MSCI Philippines Investable Market Index Fund	10,480	421,583
iShares S&P MidCap 400/BARRA Value Index Fund	10,670	1,026,347
Market Vectors Vietnam	20,704	437,890
PowerShares Dynamic Oil & Gas Services Portfolio	17,851	401,647
PowerShares Dynamic Energy Exploration & Production Portfolio	13,407	416,958
SPDR S&P 500 ETF Trust	978	148,275
WisdomTree Japan Hedged Equity Fund	10,388	424,074

Total Exchange Traded Products (Cost $5,764,626)		5,757,850

Open-End Funds - 59.31%
Dodge & Cox Stock Fund	10,295	1,341,909
FMI Focus Fund	25,858	882,275
Franklin International Smaller Companies Growth Fund	75,431	1,346,439
John Hancock Large Cap Equity Fund	43,627	1,344,578
Longleaf Partners International Fund	89,277	1,340,941
Oakmark Global Fund	54,147	1,354,216
PIMCO International StocksPLUS AR Strategy Fund	182,300	1,350,844

Total Open-End Funds (Cost $8,491,642)		8,961,202

SHORT-TERM INVESTMENT - 0.89%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	134,235

Total Short-Term Investment (Cost $134,235)		134,235

Total Value of Investments (Cost $14,390,503) - 98.31%		$14,853,287

Other Assets Less Liabilities - 1.69%		254,762

Net Assets - 100.00%		$15,108,049

§ Represents 7 day effective yield

		(Continued)

ISM Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$516,151
Aggregate gross unrealized depreciation			(53,367)

Net unrealized appreciation			$462,784

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	38.11%	$ 5,757,850
Open-End Funds	59.31%	8,961,202
Short-Term Investment	0.89%	134,235
Total	98.31%	$14,853,287

			(Continued)

ISM Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$5,757,850	$ 5,757,850	$ -	$ -
Open-End Funds	8,961,202	8,961,202	-	-
Short-Term Investment	134,235	134,235	-	-
Total	$14,853,287	$ 14,853,287	$ -	$ -

ISM Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
	Shares	Value (Note 1)

OPEN-END FUNDS - 99.01%
AllianceBernstein Bond Fund Inc - High Income Fund	26,276	$252,250
BBH Limited Duration Fund	60,433	629,108
Columbia Emerging Markets Bond Fund	43	539
Invesco High Yield Securities Fund	6,995	126,464
Ivy High Income Fund	14,580	126,266
Natixis Loomis Sayles High Income Fund	26,399	125,924
Natixis Loomis Sayles Strategic Income Fund	16,172	252,277
PIMCO High Yield Spectrum Fund	11,476	126,237
PIMCO Income Fund	20,055	251,689
PIMCO Total Return Fund	134,623	1,511,816
PIMCO Unconstrained Bond Fund	21,755	251,709
Pioneer Global High Yield Fund	11,776	126,239
RidgeWorth Institutional US Government Ultra Short Bond Fund	61,994	630,484
Scout Unconstrained Bond Fund	21,377	252,249
Sit US Government Securities Fund	55,623	629,658
TCW Emerging Markets Income Fund	13,422	124,827
TCW Total Return Bond Fund	60,901	626,672
Touchstone Short Duration Fixed Income Fund	64,260	629,107
Touchstone Ultra Short Duration Fixed Income Fund	66,093	630,523
Virtus Multi-Sector Intermediate Bond Fund	22,435	251,494

Total Open-End Funds (Cost $7,445,188)		7,555,532

SHORT-TERM INVESTMENT - 1.43%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	109,207

Total Short-Term Investment (Cost $109,207)		109,207

Total Value of Investments (Cost $7,554,395) - 100.44%		$7,664,739

Liabilities in Excess of Other Assets - (0.44)%		(33,307)

Net Assets - 100.00%		$7,631,432

§ Represents 7 day effective yield

		(Continued)

ISM Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$116,759
Aggregate gross unrealized depreciation			(6,415)

Net unrealized appreciation			$110,344

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	99.01%	$ 7,555,532
Short-Term Investment	1.43%	109,207
Total	100.44%	$ 7,664,739

			(Continued)

ISM Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$7,555,532	$ 7,555,532	$ -	$ -
Short-Term Investment	$109,207	109,207	-	-
Total	$7,664,739	$ 7,664,739	$ -	$ -

ISM Non Traditional Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 2.82%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index		1,103	$146,059

Total Exchange-Traded Products (Cost $143,340)				146,059

OPEN-END FUNDS - 94.78%
361 Managed Futures Fund			92,979	1,030,207
* Altegris Managed Futures Strategy Fund			59,665	565,028
Columbia Absolute Return Currency and Income Fund			47,681	488,254
Forward Long/Short Credit Analysis Fund			32,573	294,134
Merk Hard Currency Fund			24,242	290,900
PIMCO Credit Absolute Return Fund			87,362	932,153
TFS Hedged Futures Fund			45,595	482,395
The Merger Fund			52,855	832,993

Total Open-End Funds (Cost $4,921,753)				4,916,064

SHORT-TERM INVESTMENT - 1.32%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%			68,492

Total Short-Term Investment (Cost $68,492)				$68,492

Total Value of Investments (Cost $5,133,585) - 98.92%				$5,130,615

Other Assets Less Liabilities - 1.08%				56,150

Net Assets - 100.00%				$5,186,765

§ Represents 7 day effective yield	*	Non-income producing investment

	Summary of Investments by Sector
		% of Net
Sector		Assets	Value
	Exchange-Traded Products	2.82%	$ 146,059
Open-End Funds		94.78%	4,916,064
Short-Term Investment		1.32%	68,492
Total		98.92%	$ 5,130,615

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$15,370
Aggregate gross unrealized depreciation				(18,340)

Net unrealized depreciation				$(2,970)

				(Continued)

ISM Non Traditional Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under  policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$146,059	$ 146,059	$ -	$ -
Open-End Products	4,916,064	4,916,064	-	-
Short-Term Investment	68,492	68,492	-	-
Total	$5,130,615	$ 5,130,615	$ -	$ -

ISM High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 99.10%
Artio Global High Income Fund LLC		129,236	$1,296,240
Hotchkis and Wiley High Yield Fund		99,813	1,300,564
Ivy High Income Fund		150,121	1,300,045
John Hancock Funds III - Core High Yield Fund		118,782	1,298,291
Nuveen High Income Bond Fund		140,963	1,302,496

Total Open-End Funds (Cost $6,452,868)			6,497,636

SHORT-TERM INVESTMENT - 2.97%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%		194,725

Total Short-Term Investment (Cost $194,725)			194,725

Total Value of Investments (Cost $6,647,593) - 102.07%			$6,692,361

Liabilities in Excess of Other Assets - (2.07)%			(135,907)

Net Assets - 100.00%			$6,556,454

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$52,122
Aggregate gross unrealized depreciation			(7,354)

Net unrealized appreciation			$44,768

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Open-End Funds	99.10%	$ 6,497,636
Short-Term Investment	2.97%	194,725
Total	102.07%	$ 6,692,361

			(Continued)

ISM High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$6,497,636	$ 6,497,636	$ -	$ -
Short-Term Investment	194,725	194,725	-	-
Total	$6,692,361	$ 6,692,361	$ -	$ -

ISM Strategic Equity Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 90.13%
iShares Core S&P 500 ETF		4,202	$640,805
iShares MSCI BRIC Index Fund		1,528	60,936
iShares MSCI EAFE Growth Index		2,899	180,347
iShares MSCI EAFE Value Index		1,268	62,918
iShares MSCI Emerging Markets Index Fund		1,420	61,351
iShares MSCI EMU Index Fund		1,881	62,299
iShares Russell 1000 Value Index Fund		3,307	259,269
iShares Russell 1000 Growth Index Fund		9,211	635,559
iShares Russell 2000 Value Index Fund		3,656	295,441
iShares Russell 2000 Growth Index Fund		626	64,278
iShares Russell Microcap Index Fund		1,156	64,447
iShares Russell Midcap Growth Index Fund		6,481	435,912
iShares Russell Midcap Value Index Fund		1,196	65,672

Total Exchange-Traded Products (Cost $2,729,620)			2,889,234

SHORT-TERM INVESTMENT - 8.36%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%		268,123

Total Short-Term Investment (Cost $268,123)			268,123

Total Value of Investments (Cost $2,997,743) - 98.49%			$3,157,357

Other Assets Less Liabilities - 1.51%			48,364

Net Assets - 100.00%			$3,205,721

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$159,614
Aggregate gross unrealized depreciation			-

Net unrealized appreciation			$159,614

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange-Traded Products	90.13%	$2,889,234
Short-Term Investment	8.36%	268,123
Total	98.49%	$3,157,357
			(Continued)

ISM Strategic Equity Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good  faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$2,889,234	$ 2,889,234	$ -	$ -
Short-Term Investment	268,123	268,123	-	-
Total	$3,157,357	$ 3,157,357	$ -	$ -

ISM Strategic Fixed Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 96.29%
iShares Barclays Agency Bond Fund		18,418	$2,087,257
iShares Barclays Credit Bond Fund		6,127	690,881
iShares Barclays Government/Credit Bond Fund		6,030	691,280
iShares Barclays MBS Bond Fund		6,429	694,525
iShares Barclays TIPS Bond Fund		28,648	3,466,694
iShares Floating Rate Note Fund		13,829	700,715
iShares iBoxx $ High Yield Corporate Bond Fund		7,502	705,488
iShares JPMorgan USD Emerging Markets Bond Fund		5,742	684,274
iShares S&P/Citigroup International Treasury Bond Fund		34,038	3,412,309

Total Exchange Traded Products (Cost $13,264,823)			13,133,423

SHORT-TERM INVESTMENT - 4.99%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%		680,155

Total Short-Term Investment (Cost $680,155)			680,155

Total Value of Investments (Cost $13,944,978) - 101.28%			$13,813,578

Liabilities in Excess of Other Assets - (1.28)%			(174,090)

Net Assets - 100.00%			$13,639,488

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$9,972
Aggregate gross unrealized depreciation			(141,372)

Net unrealized depreciation			$(131,400)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	96.29%	$13,133,423
Short-Term Investment	4.99%	680,155
Total	101.28%	$13,813,578

			(Continued)

ISM Strategic Fixed Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$13,133,423	$ 13,133,423	$ -	$ -
Short-Term Investment	680,155	680,155	-	-
Total	$13,813,578	$ 13,813,578	$ -	$ -

ISM Global Alpha Tactical Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 97.39%
Consumer Discretionary Select Sector SPDR Fund		9,373	$477,367
Consumer Staples Select Sector SPDR Fund		12,834	488,847
Energy Select Sector SPDR Fund		6,131	476,317
Financial Select Sector SPDR Fund		27,083	476,390
Health Care Select Sector SPDR Fund		11,062	480,644
Industrial Select Sector SPDR Fund		11,721	480,209
iShares MSCI Canada Index Fund		10,736	302,970
iShares MSCI Emerging Markets Index Fund		21,501	928,951
iShares MSCI Japan Index Fund		32,039	327,118
iShares MSCI Pacific ex-Japan Index Fund		6,610	328,253
Materials Select Sector SPDR Fund		11,871	456,915
Technology Select Sector SPDR Fund		15,942	472,361
Utilities Select Sector SPDR Fund		13,004	486,740
Vanguard FTSE Europe ETF		19,274	948,281

Total Exchange Traded Products (Cost $7,109,568)			7,131,363

SHORT-TERM INVESTMENT - 1.53%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%		112,085

Total Short-Term Investment (Cost $112,085)			112,085

Total Value of Investments (Cost $7,221,653) - 98.92%			$7,243,448

Other Assets Less Liabilities - 1.08%			79,047

Net Assets - 100.00%			$7,322,495

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$91,639
Aggregate gross unrealized depreciation			(69,844)

Net unrealized appreciation			$21,795

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	97.39%	$7,131,363
Short-Term Investment	1.53%	112,085
Total	98.92%	$7,243,448
			(Continued)

ISM Global Alpha Tactical Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith  under policies approved  by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$7,131,363	$ 7,131,363	$ -	$ -
Short-Term Investment	112,085	112,085	-	-
Total	$7,243,448	$ 7,243,448	$ -	$ -

ISM Tax Free Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 8.13%
iShares S&P National Municipal Bond Fund		1,053	$117,820
iShares S&P Short Term National AMT-Free Municipal Bond Fund		1,403	149,841

Total Exchange Traded Products (Cost $267,660)			267,661

OPEN-END FUNDS - 88.63%
American Century High-Yield Municipal Fund		10,945	105,619
MFS Municipal High Income Fund		25,349	211,155
Nuveen All-American Municipal Bond Fund		50,722	598,519
Oppenheimer AMT-Free Municipals		14,470	105,777
Oppenheimer Rochester Minnesota Municipal Fund		45,392	599,176
Oppenheimer Rochester National Municipals		13,900	106,615
PIMCO Short Duration Municipal Income Fund		69,929	595,096
Virtus Tax Exempt Bond Fund		51,157	594,443

Total Open-End Funds (Cost $2,917,283)			2,916,400

SHORT-TERM INVESTMENT - 2.81%
§		Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	92,403

Total Short-Term Investment (Cost $92,403)			92,403

Total Value of Investments (Cost $3,277,346) - 99.57%			$3,276,464

Other Assets Less Liabilities - 0.43%			14,160

Net Assets - 100.00%			$3,290,624

§ Represents 7 day effective yield	*	Non-income producing investment

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,686
Aggregate gross unrealized depreciation			(2,568)

Net unrealized depreciation			$(882)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	8.13%	$267,661
Open-End Funds	88.63%	2,916,400
Short-Term Investment	2.81%	92,403
Total	99.57%	$3,276,464
			(Continued)

ISM Tax Free Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith  under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$267,661	$ 267,661	$ -	$ -
Open-End Funds	2,916,400	2,916,400	-	-
Short-Term Investment	92,403	92,403	-	-
Total	$3,276,464	$ 3,276,464	$ -	$ -

ISM Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
	Shares	Value (Note 1)

COMMON STOCKS - 28.35%
Consumer Discretionary - 5.18%
Comcast Corp.	381	$15,160
McDonald's Corp.	221	21,194
		36,354
Consumer Staples - 0.94%
Philip Morris International, Inc.	72	6,606
		6,606
Energy - 6.08%
Chevron Corp.	161	18,861
ConocoPhillips	179	10,373
Phillips 66	63	3,967
The Williams Cos., Inc.	272	9,441
		42,642
Financials - 6.50%
AvalonBay Communities, Inc. - REIT	75	9,362
BlackRock, Inc.	67	16,063
CME Group, Inc.	111	6,623
NYSE Euronext	361	13,458
		45,506
Healthcare - 3.42%
Cardinal Health, Inc.	158	7,301
Pfizer, Inc.	610	16,696
		23,997
Industrials - 1.90%
3M Co.	128	13,312
		13,312
Information Technology - 3.47%
Microsoft Corp.	276	7,673
QUALCOMM, Inc.	254	16,673
		24,346
Telecommunication Services - 0.86%
AT&T, Inc.	168	6,033
		6,033

Total Common Stocks (Cost $197,092)		198,796

OPEN-END FUND - 70.76%
Forward International Dividend Fund	61,399	496,101

Total Open-End Fund (Cost $481,472)		496,101

Total Value of Investments (Cost $678,564) - 99.11%		$694,897

Other Assets Less Liabilities - 0.89%		6,268

Net Assets - 100.00%		$701,165

REIT - Real Estate Investment Trust		(Continued)

ISM Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.18%	$ 36,354
Consumer Staples	0.94%	6,606
Energy	6.08%	42,642
Financials	6.50%	45,506
Healthcare	3.42%	23,997
Industrials	1.90%	13,312
Information Technology	3.47%	24,346
Telecommunication Services	0.86%	6,033
Open-End Fund	70.76%	496,101
Total	99.11%	$ 694,897

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$16,778
Aggregate gross unrealized depreciation			(445)

Net unrealized appreciation			$16,333

			(Continued)

ISM Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$198,796	$ 198,796	$ -	$ -
Open-End Fund	496,101	496,101	-	-
Total	$694,897	$ 694,897	$ -	$ -

ISM Premier Asset Management Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (Note 1)

COMMON STOCK - 14.84%
* Berkshire Hathaway, Inc.		1,887	$192,776

Total Common Stock (Cost $172,939)			192,776

OPEN-END FUNDS - 78.09%
First Eagle Global Fund		5,084	253,382
Ivy Asset Strategy Fund		9,495	257,033
Natixis Loomis Sayles Global Equity and Income Fund		14,339	251,786
BlackRock Global Allocation Fund, Inc.		12,386	251,936

Total Open-End Funds (Cost $994,234)			1,014,137

SHORT-TERM INVESTMENT - 2.09%
§		Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	27,128

Total Short-Term Investment (Cost $27,128)			27,128

Total Value of Investments (Cost $1,194,301) - 95.02%			$1,234,041

Other Assets Less Liabilities - 4.98%			64,730

Net Assets - 100.00%			$1,298,771

§ Represents 7 day effective yield	*	Non-income producing investment

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Common Stock	14.84%	$192,776
Open-End Funds	78.09%	1,014,137
Short-Term Investment	2.09%	27,128
Total	95.02%	$1,234,041

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$39,740
Aggregate gross unrealized depreciation			-

Net unrealized appreciation			$39,740

			(Continued)

ISM Premier Asset Management Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stock	$192,776	$ 192,776	$ -	$ -
Open-End Funds	1,014,137	1,014,137	-	-
Short-Term Investment	27,128	27,128	-	-
Total	$1,234,041	$ 1,234,041	$ -	$ -

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (note 1)

COMMON STOCKS - 77.12%

Consumer Discretionary - 19.28%
*	Ascena Retail Group, Inc.	11,200	$188,048
*	Bally Technologies, Inc.	3,450	164,738
	CBS Corp.	6,250	271,188
*	Coinstar, Inc.	2,800	143,332
*	Jarden Corp.	3,800	236,018
*	Krispy Kreme Doughnuts, Inc.	15,500	204,600
	Penske Automotive Group, Inc.	6,000	178,560
*	SHFL Entertainment, Inc.	10,700	169,701
			1,556,185
Energy - 6.07%
*	Dresser-Rand Group, Inc.	3,250	200,395
	Oceaneering International, Inc.	4,550	289,335
			489,730

Financials - 2.09%
	Marsh & McLennan Cos., Inc.	4,550	168,987
			168,987

Health Care - 6.98%
*	Align Technology, Inc.	5,400	169,776
*	Hanger, Inc.	7,000	207,620
*	Santarus, Inc.	14,000	186,060
			563,456
Industrials - 20.02%
	Chicago Bridge & Iron Co. NV	5,300	284,027
*	EnerSys, Inc.	6,100	249,368
*	Hertz Global Holdings, Inc.	11,400	227,430
*	Kirby Corp.	2,750	208,945
	Stanley Black & Decker, Inc.	2,400	188,880
	Triumph Group, Inc.	3,700	271,617
	Wabtec Corp.	1,900	185,800
			1,616,067
Information Technology - 12.20%
*	Cirrus Logic, Inc.	5,700	137,028
*	Cree, Inc.	4,600	208,058
*	eBay, Inc.	4,900	268,079
	Microsoft Corp.	6,000	166,800
*	Ultratech, Inc.	5,000	204,900
			984,865

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2013
	Shares	Value (note 1)

COMMON STOCKS - (Continued)

Materials - 7.77%
Agrium, Inc.	2,000	$206,900
Packaging Corp. of America	5,000	208,900
* WR Grace & Co.	2,950	211,161
		626,961
Telecommunication Services - 2.71%
AT&T, Inc.	6,100	219,051
		219,051

Total Common Stocks (Cost $4,521,285)		6,225,302

EXCHANGE TRADED PRODUCTS - 7.24%
* ProShares UltraShort Dow30	3,500	143,535
* ProShares UltraShort MidCap400	6,700	143,983
* ProShares UltraShort QQQ	5,500	151,745
* ProShares UltraShort Russell2000	6,700	145,390
		584,653

Total Exchange Traded Products (Cost $602,516)		584,653

SHORT-TERM INVESTMENT - 14.48%
§ Federated Treasury Obligations Fund, 0.01%		1,169,416

Total Short-Term Investment (Cost $1,169,416)		1,169,416

Total Value of Investments (Cost $6,293,217)(a) - 98.84%		$7,979,371

Other Assets Less Liabilities - 1.16%		94,045

Net Assets - 100%		$8,073,416

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
NV - Naamloze Vennootschap

		(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2013

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,705,335
Aggregate gross unrealized depreciation			(19,181)

Net unrealized appreciation			$1,686,154

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	19.28%	$1,556,185
Energy	6.07%	489,730
Financials	2.09%	168,987
Health Care	6.98%	563,456
Industrials	20.02%	1,616,067
Information Technology	12.20%	984,865
Materials	7.77%	626,961
Telecommunication Services	2.71%	219,051
Exchange Traded Products	7.24%	584,653
Short-Term Investment	14.48%	1,169,416
Total	98.84%	$7,979,371

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,225,302	$6,225,302	$ -	$ -
Exchange Traded Products	584,653	584,653	-	-
Short-Term Investment	1,169,416	1,169,416	-	-
Total	$7,979,371	$7,979,371	$ -	$ -

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (note 1)

EXCHANGE TRADED PRODUCTS - 102.13%
†	Alerian MLP ETF	1,300	$22,204
†	Energy Select Sector SPDR Fund	3,500	271,915
†	iShares Core Total US Bond Market ETF	3,300	365,739
†	iShares Barclays 7-10 Year Treasury Bond Fund	4,100	439,356
†	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,223
†	iShares Barclays 20+ Year Treasury Bond Fund	500	59,255
†	iShares Dow Jones US Real Estate Index Fund	4,500	306,540
†	iShares iBoxx $ High Yield Corporate Bond Fund	11,075	1,041,493
†	iShares iBoxx Investment Grade Corporate Bond Fund	15,750	1,895,198
†	iShares JPMorgan USD Emerging Markets Bond Fund	1,100	131,087
†	iShares MSCI EAFE Index Fund	3,400	197,931
†	iShares MSCI Emerging Markets Index Fund	6,400	276,512
†	iShares Russell 2000 Value Index Fund	4,400	355,564
†	iShares Russell 2000 Index Fund	950	85,956
*†	iShares S&P GSCI Commodity Indexed Trust	100	3,254
†	iShares Core S&P Mid-Cap ETF	3,700	407,111
†	iShares S&P National Municipal Bond Fund	100	11,189
*†	iShares Silver Trust	600	16,524
*†	PowerShares DB Agriculture Fund	1,100	29,040
*†	PowerShares DB US Dollar Index Bullish Fund	8,700	194,619
†	SPDR Barclays International Treasury Bond ETF	2,000	117,740
†	SPDR Barclays High Yield Bond ETF	42,009	1,717,958
†	SPDR Barclays Convertible Securities ETF	26,850	1,116,691
*†	SPDR Gold Shares	1,700	260,100
†	SPDR S&P 500 ETF Trust	500	75,805
†	SPDR S&P Global Natural Resources ETF	2,800	143,360
†	SPDR S&P MidCap 400 ETF Trust	1,550	310,791
*†	United States Gasoline Fund LP	500	30,635
*†	United States Natural Gas Fund LP	162	3,107
*†	United States Oil Fund LP	700	23,142
†	Vanguard FTSE Emerging Markets ETF	4,900	213,175
†	Vanguard REIT ETF	2,550	176,179
†	Vanguard Small-Cap Value ETF	4,850	381,161
†	Vanguard Total Bond Market ETF	3,250	272,123
*†	WisdomTree Emerging Currency Fund	1,700	35,836

	Total Exchange Traded Products (Cost $10,192,679)		10,992,513

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (note 1)

COMMON STOCKS - 3.01%

Consumer Discretionary
†	McDonald's Corp.	50	$4,795
†	NIKE, Inc.	100	5,446
†	Omnicom Group, Inc.	50	2,877
			13,118
Consumer Staples
†	Altria Group, Inc.	50	1,678
†	Brown-Forman Corp.	75	4,921
†	McCormick & Co., Inc.	50	3,364
†	PepsiCo, Inc.	50	3,789
†	Philip Morris International, Inc.	50	4,587
†	The Coca-Cola Co.	100	3,872
†	The Procter & Gamble Co.	50	3,809
†	Wal-Mart Stores, Inc.	100	7,078
			33,098
Energy
†	Exxon Mobil Corp.	50	4,477
			4,477
Financials
*†	Berkshire Hathaway, Inc.	50	5,108
			5,108
Health Care
†	Abbott Laboratories	50	1,690
†	AbbVie, Inc.	50	1,846
†	Becton Dickinson and Co.	50	4,403
†µ	GlaxoSmithKline PLC	50	2,201
†	Johnson & Johnson	100	7,611
†	Medtronic, Inc.	50	2,248
†	Merck & Co., Inc.	50	2,136
†µ	Novo Nordisk	50	8,750
†	Pfizer, Inc.	250	6,843
†	Stryker Corp.	50	3,194
*†	Varian Medical Systems, Inc.	50	3,531
			44,453
Industrials
†	3M Co.	50	5,200
†	General Dynamics Corp.	50	3,398
†	United Technologies Corp.	50	4,528
			13,126

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Shares	Value (note 1)

COMMON STOCKS (continued)

Information Technology
*†	Adobe Systems, Inc.	200	$7,862
†	Automatic Data Processing, Inc.	50	3,068
†	Cisco Systems, Inc.	100	2,085
†	FactSet Research Systems, Inc.	50	4,865
†	Microsoft Corp.	250	6,950
†	Oracle Corp.	250	8,560
†	Paychex, Inc.	100	3,310
†	QUALCOMM, Inc.	50	3,282
			39,982
Materials
†	Freeport-McMoRan Copper & Gold, Inc.	5,300	169,176
			169,176

	Total Common Stocks (Cost $311,324)		322,538

SHORT-TERM INVESTMENT - 13.55%
§	Fidelity Institutional Money Market Funds, 0.12%	1,458,825	1,458,825

	Total Short-Term Investment (Cost $1,458,825)		1,458,825

CLOSED-END FUND - 1.20%
	Kayne Anderson Midsteam Energy Fund, Inc.	4,000	129,400

	Total Closed-End Fund (Cost $102,458)		129,400

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
	Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

CALL OPTIONS PURCHASED - 2.05%
Apple, Inc.	4	$530	4/20/13	$388
Apache Corp.	13	80	4/20/13	936
CBOE SPX Volatility Index	50	10	4/17/13	30,000
Energy Select Sector SPDR	52	75	6/22/13	23,920
iShares Barclays 7-10 Year Treasury	70	107	6/22/13	6,300
iShares Barclays 20+ Year Treasury Bond	15	121	3/16/13	450
iShares Dow Jones U.S. Real Estate Index	25	64	3/16/13	10,750
iShares Dow Jones U.S. Real Estate Index	59	67	6/22/13	13,039
iShares iBoxx $ Investment Grade Corp.	90	120	6/22/13	6,750
iShares MSCI Emerging Markets	100	43	3/16/13	6,800
iShares MSCI Emerging Markets	85	45	6/22/13	8,202
iShares MSCI EAFE Index Fund	40	56	3/16/13	9,500
iShares Russell 2000 Value	50	79	8/17/13	23,000
iShares Silver Trust	45	31	3/16/13	135
iShares iBoxx $ High Yield Corporate Bond	21	95	6/22/13	525
Midcap SPDR Trust Series 1	20	195	6/22/13	19,200
PowerShares DB US Dollar Bull Index	200	22	3/16/13	7,600
SPDR S&P 500 ETF Trust	30	143	3/16/13	26,310
SPDR S&P 500 ETF Trust	20	145	3/16/13	14,720
SPDR S&P 500 ETF Trust	215	167	3/16/13	108
SPDR S&P 500 ETF Trust	45	168	3/16/13	23
SPDR S&P 500 ETF Trust	150	180	6/22/13	225
SPDR Dow Jones Industrial Average ETF	12	131	3/16/13	11,400
SPDR Gold Shares	45	164	3/16/13	180

Total Call Options Purchased (Cost $244,666)				220,461

PUT OPTIONS PURCHASED - 0.64%
iShares Barclays 7-10 Year	70	90	6/22/13	525
SPDR S&P 500 ETF Trust	150	118	6/22/13	5,325
SPDR S&P 500 ETF Trust	152	141	3/16/13	3,192
SPDR S&P 500 ETF Trust	45	142	3/16/13	1,080
SPDR S&P 500 ETF Trust	150	148	6/22/13	58,800
iShares Barclays 20+ Year Treasury Bond	45	91	6/22/13	270
PowerShares DB US Dollar Bull Index	200	13	3/16/13	100

Total Put Options Purchased (Cost $219,368)				69,292

Total Value of Investments (Cost $12,529,320) - 122.58%				$13,193,029

Liabilities in Excess of Other Assets - (22.58)%				(2,430,055)

Net Assets - 100%				$10,762,974

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

*	Non-income producing investment
†	Portion of security pledged as collateral for options written
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronym is used in this portfolio:
	PLC - Public Limited Company

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,077,069
Aggregate gross unrealized depreciation				(568,836)

	Net unrealized appreciation			$508,233

		Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Exchange Traded Products	102.13%	$10,992,513
	Consumer Discretionary	0.13%	13,118
	Consumer Staples	0.32%	33,098
	Energy	0.04%	4,477
	Financials	0.05%	5,108
	Health Care	0.41%	44,453
	Industrials	0.12%	13,126
	Information Technology	0.37%	39,982
	Materials	1.57%	169,176
	Put Options Purchased	0.64%	69,292
	Call Options Purchased	2.05%	220,461
	Closed End Fund	1.20%	129,400
	Short-Term Investment	13.55%	1,458,825
	Total	122.58%	$13,193,029

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
		Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

CALL OPTIONS WRITTEN (note 1)
*	Apple, Inc.	4	$570	4/20/13	$156
*	Apache Corp.	13	85	4/20/13	234
*	CBOE SPX Volatility Index	50	20	4/17/13	5,500
*	iShares Barclays 20+ Year Treasury Bond	15	123	3/16/13	120
*	iShares Barclays 20+ Year Treasury Bond	45	116	6/22/13	12,758
*	SPDR S&P 500 ETF Trust	152	141	3/16/13	172,976
*	SPDR S&P 500 ETF Trust	45	142	3/16/13	44,550
*	SPDR S&P 500 ETF Trust	150	148	6/22/13	106,650
*	SPDR S&P 500 ETF Trust	20	149	3/16/13	6,700

Total (Premiums Received $210,200)					349,644

PUT OPTIONS WRITTEN (note 1)
*	Apple, Inc.	4	455	4/20/13	9,960
*	Energy Select Sector SPDR	52	75	6/22/13	11,752
*	iShares Barclays 7-10 Year Treasury	70	107	6/22/13	14,000
*	iShares Dow Jones U.S. Real Estate Index	25	64	3/16/13	125
*	iShares Dow Jones U.S. Real Estate Index	59	67	6/22/13	9,263
*	iShares iBoxx $ High Yield Corporate Bond	21	95	6/22/13	7,665
*	iShares iBoxx $ Investment Grade Corp.	90	120	6/22/13	19,800
*	iShares MSCI Emerging Markets	100	43	3/16/13	4,700
*	iShares MSCI Emerging Markets	85	45	6/22/13	18,275
*	iShares MSCI EAFE Index Fund	40	56	3/16/13	720
*	iShares Russell 2000 Value	10	79	8/17/13	3,400
*	iShares Silver Trust	45	31	3/16/13	15,075
*	PowerShares DB US Dollar Bull Index	200	22	3/16/13	600
*	SPDR S&P 500 ETF Trust	75	128	6/22/13	5,700
*	SPDR S&P 500 ETF Trust	30	143	3/16/13	840
*	SPDR Dow Jones Industrial Average ETF	12	131	3/16/13	132
*	SPDR Gold Shares	45	164	3/16/13	50,490

Total (Premiums Received $216,371)					172,497

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013
	Shares	Value (note 1)

SECURITIES SOLD SHORT

EXCHANGE TRADED PRODUCTS
iShares Barclays 7-10 Year Treasury Bond Fund	5,450	$584,022
iShares Barclays 1-3 Year Treasury Bond Fund	3,009	254,140
iShares Barclays 20+ Year Treasury Bond Fund	500	59,255
iShares Russell 2000 Index Fund	2,200	199,056
SPDR S&P 500 ETF Trust	3,100	469,991

Total (Premiums Received $1,506,558)		1,566,464

See Notes to Financial Statements		(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 28, 2013

Note 1 - Investment Valuation - continued

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 10,992,513	$ 10,992,513	$ -	$ -
Common Stocks	322,538	322,538	-	-
Call Options Purchased	220,461	220,461	-	-
Put Options Purchased	69,292	69,292	-	-
Closed-End Fund	129,400	129,400	-	-
Short-Term Investment	1,458,825	1,458,825	-	-
Total Assets	$ 13,193,029	$ 13,193,029	$ -	$ -

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$ 349,644	$ 349,644	$ -	$ -
Put Options Written	172,497	172,497	-	-
Securities Sold Short	1,566,464	1,566,464	-	-
Total Liabilities	$ 2,088,605	$ 2,088,605	$ -	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Date: April 23, 2013	Dale J. Murphey President and Principal Executive Officer FMX Funds

By: (Signature and Title)	/s/ Robert G. Fontana
Date: April 23, 2013	Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Date: April 23, 2013	Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Date: April 23, 2013	Dale J. Murphey President and Principal Executive Officer FMX Funds

By: (Signature and Title)	/s/ Julie M. Koethe
Date: April 23, 2013	Julie M. Koethe Treasurer and Principal Financial Officer, FMX Funds

By: (Signature and Title)	/s/ Robert G. Fontana
Date: April 23, 2013	Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Date: April 23, 2013	Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund